CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement of comprehensive income [abstract]
Revenue	$ 2,836	$ 2,920	$ 2,175
Cost of sales	(2,032)	(1,967)	(1,574)
Gross profit	804	953	601
Selling expenses	(148)	(171)	(127)
Administrative expenses	(174)	(206)	(198)
Exploration expenses	(9)	(1)	(2)
Other operating income	40	181	149
Other operating expenses	(86)	(200)	(103)
Impairment of property, plant and equipment	(62)	(32)	0
Share of profit from associates and joint ventures	101	118	48
Income from the sale of associates	0	28	0
Agreement on the regularization of obligations	285	0	0
Operating income	751	670	368
Gain on monetary position, net	187	629	304
Finance income	96	99	62
Finance costs	(299)	(316)	(232)
Other financial results	113	(858)	(100)
Financial results, net	97	(446)	34
Profit before income tax	848	224	402
Income tax	(48)	(17)	26
Profit of the year from continuing operations	800	207	428
Profit (loss) of the year from discontinued operations	0	80	(50)
Profit of the year	800	287	378
Other comprehensive income (loss) items that will not be reclassified to profit or loss
Results related to defined benefit plans	2	(4)	0
Income tax	0	1	0
Share of loss from joint ventures	0	(1)	0
Exchange differences on translation	(15)	0	0
Other comprehensive income (loss) Items that may be reclassified to profit or loss
Exchange differences on translation	(22)	1	3
Other comprehensive income (loss) of the year from continuing operations	(35)	(3)	3
Other comprehensive income of the year from discontinued operations	0	8	(14)
Other comprehensive income (loss) of the year	(35)	5	(11)
Total comprehensive income of the year	765	292	367
Total income of the year attributable to:
Owners of the company	692	224	286
Non - controlling interest	108	63	92
Total income (loss) of the year	800	287	378
Total income (loss) of the year attributable to owners of the company:
Continuing operations	692	146	341
Discontinued operations	0	78	(55)
Total income of the year attributable to owners of the company	692	224	286
Total comprehensive income of the year attributable to:
Owners of the company	672	225	281
Non - controlling interest	93	67	86
Total comprehensive income of the year	765	292	367
Total comprehensive income (loss) of the year attributable to owners of the company:
Continuing operations	672	141	343
Discontinued operations	0	84	(62)
Total comprehensive income (loss) of the year attributable to owners of the company	$ 672	$ 225	$ 281
Earnings per share attributable to the equity holders of the company during the year
Basic and diluted earnings per share from continuing operations	$ 14.42	$ 2.81	$ 6.69
Basic and diluted earnings (loss) per share from discontinued operations	.00	1.50	(1.07)
Total basic and diluted earnings per share	$ 14.42	$ 4.31	$ 5.61